WEBs ETF Trust

WEBs Defined Volatility QQQ ETF

Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.6%
United States – 48.6%
Invesco QQQ Trust Series 1	1,689	$954,302
TOTAL EXCHANGE-TRADED FUNDS (Cost - $896,171)		954,302

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 57.8%
Time Deposits – 57.8%
Citibank, New York, 3.68% 08/01/2025(1)	$830,000	830,000
Sumitomo Mitsui Trust Bank, London, 3.68% 08/01/2025	307,580	307,580
TOTAL TIME DEPOSITS (Cost - $1,137,580)		1,137,580
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,137,580)		1,137,580

TOTAL INVESTMENTS – 106.4% (Cost - $2,033,751)		2,091,882
OTHER ASSETS LESS LIABILITIES – (6.4)%		(125,417)
NET ASSETS – 100.0%		$1,966,465

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Invesco QQQ Trust Series 1	OBFR + 1.25%	Monthly	USD	2,715	01/20/2026	$192,353

(1)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate